Net Loss Per Share Attributable to Common Stockholders - Narrative (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	21,305,000	78,697,000	76,971,000	63,500,000
Performance-Based RSUs
Dilutive Securities Included And Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)			1,826,667